Common Stock, Stock Option Plans and Stock Compensation Agreements (Details 2) (USD $)	12 Months Ended
Jan. 01, 2012 Y
Stock options outstanding and exercisable
Outstanding number of Options	179,459
Outstanding, Average Life	4.2
Outstanding Average Exercise Price	$ 60.10
Exercisable number of Options	138,126
Exercisable, Average Exercise Price	$ 59.94
$27.57-$49.86 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 27.57
Price Range, Maximum	$ 49.86
Outstanding number of Options	93
Outstanding, Average Life	1.4
Outstanding Average Exercise Price	$ 46.53
Exercisable number of Options	93
Exercisable, Average Exercise Price	$ 46.53
$50.52-$52.80 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 50.52
Price Range, Maximum	$ 52.80
Outstanding number of Options	17,586
Outstanding, Average Life	1.1
Outstanding Average Exercise Price	$ 52.20
Exercisable number of Options	17,567
Exercisable, Average Exercise Price	$ 52.20
$53.00-$57.30 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 53.00
Price Range, Maximum	$ 57.30
Outstanding number of Options	35,004
Outstanding, Average Life	1.3
Outstanding Average Exercise Price	$ 55.19
Exercisable number of Options	35,004
Exercisable, Average Exercise Price	$ 55.19
$57.44-$58.34 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 57.44
Price Range, Maximum	$ 58.34
Outstanding number of Options	36,660
Outstanding, Average Life	5.5
Outstanding Average Exercise Price	$ 58.33
Exercisable number of Options	18,389
Exercisable, Average Exercise Price	$ 58.34
$58.42-$65.10 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 58.42
Price Range, Maximum	$ 65.10
Outstanding number of Options	39,951
Outstanding, Average Life	7.3
Outstanding Average Exercise Price	$ 62.14
Exercisable number of Options	16,943
Exercisable, Average Exercise Price	$ 61.77
$65.62-$68.37 [Member]
Stock options outstanding and exercisable
Price Range, Minimum	$ 65.62
Price Range, Maximum	$ 68.37
Outstanding number of Options	50,165
Outstanding, Average Life	3.8
Outstanding Average Exercise Price	$ 65.97
Exercisable number of Options	50,130
Exercisable, Average Exercise Price	$ 65.97